Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 17,322	$ 16,017
Prepaid tax	1,786	3,080
Other current assets	3,053	9,008
Prepaid expenses and other current assets	$ 22,161	$ 28,105